Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 8,403	$ 7,356	$ 7,313
Net (gains) losses on sales of securities	1,419	973	448
Net Cash Provided by Operating Activities	11,361	10,793	8,581
Proceeds from sale of securities	40,914	32,146	23,944
Outlays for business acquisitions	(25,396)
Securities available for sale: Purchases	(67,312)	(54,107)	(106,742)
Net Cash Provided by (Used in) Investing Activities	(17,249)	31,065	(10,940)
Proceeds from Stock Options Exercised	455	51	163
Outlays for business acquisitions	25,396
Tax Benefit from Stock Options Exercised	30	5	34
Stock Issued During Period, Value, Employee Stock Ownership Plan	(149)	(153)	(156)
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,240)	(37,060)	1,629
Net Increase (Decrease) in Cash and Cash Equivalents	(9,128)	4,798	(730)
CASH AND CASH EQUIVALENTS- BEGINNING	21,423	16,625	17,355
CASH AND CASH EQUIVALENTS - ENDING	12,295	21,423	16,625
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	8,403	7,356	7,313
Undistributed earnings of bank subsidiary	(4,575)	8,459	(4,351)
Net (gains) losses on sales of securities	(68)		(66)
Other, net	(181)	(506)	(144)
Net Cash Provided by Operating Activities	3,579	15,309	2,752
Proceeds from sale of securities	114		166
Outlays for business acquisitions		(10,518)
Securities available for sale: Purchases	(185)
Net Cash Provided by (Used in) Investing Activities	(71)	(10,518)	166
Proceeds from Stock Options Exercised	455	51	163
Outlays for business acquisitions		10,518
Tax Benefit from Stock Options Exercised	30	5	34
Stock Issued During Period, Value, Employee Stock Ownership Plan	149	153	156
Purchase of treasury stock	(320)	(602)	(529)
Cash dividends paid	(3,932)	(3,514)	(3,093)
Net Cash Used in Financing Activities	(3,618)	(3,907)	(3,269)
Net Increase (Decrease) in Cash and Cash Equivalents	(110)	884	(351)
CASH AND CASH EQUIVALENTS- BEGINNING	1,230	346	697
CASH AND CASH EQUIVALENTS - ENDING	$ 1,120	$ 1,230	$ 346